Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Information [Abstract]
Schedule of Segment Information	When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income and total assets, which include the following:
	March 31, 2026	December 31, 2025
Cash and cash equivalents	$412,909	$544,791
Cash held in Trust Account	$185,334,240	$183,785,456
	For the Three Months Ended March 31,
	2026	2025
General and administrative expenses	$517,616	$364,345
Interest earned on cash held in Trust Account	$1,548,784	$1,785,684
The measure of segment assets is reported on the balance sheets as total assets. When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income and total assets, which include the following:
	December 31, 2025	December 31, 2024
Trust Account	$183,785,456	$176,597,270
Cash	$544,791	$1,447,921
	For the Year Ended December 31, 2025	For the period from June 19, 2024 (inception) through December 31, 2024
General and administrative expenses	$2,225,030	$1,079,899
Interest earned on cash held in Trust Account	$7,188,186	$722,270